Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings

Borrowings as of December 31, 2023, are as follows:

			(Unit: USD)
Type of borrowing	Borrowing from	Interest rate	As of December 31, 2023
Short-term borrowings	SBI Savings Bank	9.37%	672,059
	KEB Hana Bank	5.59%	1,158,722
	Whale Investment	8.00%	3,476,165
	Samsung Securities Co., Ltd	6.0%	619,916
	Powergen	11.0%	749,307
	Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative	6.00%	247,966
	Yu Ha Asset	12.00%	772,481
	William Isam Company	4.00%	190,632
	BioX	5.0%	314,846
	Others	1%~36%	5,309,225
	Subtotal		13,511,319
Current portion of long-term liabilities	United asset management Ltd.	6~7.38%	1,620,136
Convertible bond	Charm Savings Bank	10.0%	1,961,792
Long-term Borrowings	KEB Hana Bank	5.90%	4,248,646
	Others	2.5~5%	615,727
	Subtotal		4,864,373
	Total		21,957,620

(*) On August 21, 2023, Charm Savings Bank and Bluming Innovation Co., Ltd (“Purchaser”) executed a convertible bond purchase agreement for the sale and transfer of a convertible bond with an aggregate principal amount of $1,931,203, equivalent to KRW 2,500,000,000 to the Purchaser. Joon Soo Jeon and Daesun, Inc. purchased CB from Bluming Innovation for amounts of $1,004,226, equivalent to KRW 1,300,000,000 and $926,977, equivalent to KRW 1,200,000,000 on February 19 and April 1, 2024, respectively. As the maturity extended, Joon Soo Jeon and Daesun, Inc. are in discussion with the Company to convert the CB into common shares of the Company.

Borrowings as of December 31, 2022, are as follows:

			(Unit: USD)
Type of borrowing	Borrowing from	Interest rate	As of December 31, 2022
Short-term borrowings	Whale No.1 M&A Private Equity Joint Venture for Small and Medium Enterprises	8.00%	3,565,938
	Medium Enterprises Samsung Securities Co., Ltd.	6.00%	635,926
	Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative	6.00%	254,370
		6.00%	132,177
	Han Partners	6.00%	82,611
		6.00%	66,089
		6.00%	8,262
	Kookmin Bank	8.15%	285,275
		8.15%	633,945
	Sung Soo Lee	7.90%	2,377,292
	SBI savings bank	7.38%	729,036
	William Isam Company	4.00%	189,407
	Others	5.00%	2,903,178
	Subtotal		11,863,506
Current portion of long-term liabilities	United asset management Ltd.	6~7.38%	2,001,142
Long-term Borrowings	MG Saemaul Credit Union (Sannam)	9.00%	3,565,938
	MG Saemaul Credit Union (Sannam)	8.70%	792,431
	Others	2.50%	45,397
	Others	5.00%	337,592
	Subtotal		4,741,358
	Total		18,606,006